Shareholders' Equity (Details) (USD $)	1 Months Ended		12 Months Ended
	May 31, 2012	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Common stock, dividend rate (in hundredths)	10.00%	10.00%	10.00%	10.00%
Common stock dividend (in shares)	488,383	443,945
Repurchase of Company stock			$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance upon exercise of options (in shares)				148,181
Net compensation expenses			0	0
Contractual term			10 year
Summary of stock option activity [Roll Forward]
Outstanding (in shares)			415,708
Granted (in shares)			0
Exercised (in shares)			9,332
Expired/terminated (in shares)			49,534
Outstanding (in shares)			356,842	415,708
Exercisable (in shares)			356,842
Weighted Average Exercise Price [Roll Forward]
Outstanding (in dollars per share)			$ 9.01
Granted (in dollars per share)			$ 0
Exercised (in dollars per share)			$ 3.75
Expired/terminated (in dollars per share)			$ 8.25
Outstanding (in dollars per share)			$ 9.36	$ 9.01
Exercisable (in dollars per share)			$ 9.36
Weighted Average Remaining Contractual Life [Abstract]
Options outstanding			2 years 4 months 24 days
Options exercisable			2 years 4 months 24 days
Aggregate intrinsic value outstanding			0
Aggregate intrinsic value exercisable			0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)			356,842
Weighted Average Remaining Contractual Term			2 years 4 months 24 days
Weighted Average Exercise Price (in dollars per share)			$ 9.36
Preferred Stock [Abstract]
Minimum investment of risk weighted assets (in hundredths)			1.00%
Maximum investment of risk weighted assets (in hundredths)			3.00%
Risk Weighted Assets			25,000,000,000
Perpetual preferred stock, dividend rate (in hundredths)			5.00%	5.00%
Perpetual preferred stock, dividend rate after fifth anniversary (in hundredths)			9.00%
Warrants receivable by US Treasury as percentage of capital invested (in hundredths)			15.00%
Proceeds from issuance of perpetual preferred stock			16,288,000
Period of accretion of discount on issuance of preferred stock			5 years
Common stock warrants issued to US Treasury (in shares)			359,135
Proceeds from issuance of warrants			930,000
Period of contractual life of warrants			10 years
Exercise price of warrants (in dollars per share)			$ 6.79
Dividend on preferred stock			$ 815,000	$ 815,000
$ 5.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)			$ 5.25
Number of Outstanding Options (in shares)			55,287
Weighted Average Remaining Contractual Term			4 months 24 days
Weighted Average Exercise Price (in dollars per share)			$ 5.25
$ 7.42 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)			$ 7.42
Number of Outstanding Options (in shares)			11,010
Weighted Average Remaining Contractual Term			1 year 3 months 18 days
Weighted Average Exercise Price (in dollars per share)			$ 7.42
$ 8.91[Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)			$ 8.91
Number of Outstanding Options (in shares)			44,424
Weighted Average Remaining Contractual Term			2 years 2 months 12 days
Weighted Average Exercise Price (in dollars per share)			$ 8.91
$ 10.39 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)			$ 10.39
Number of Outstanding Options (in shares)			229,285
Weighted Average Remaining Contractual Term			3 years
Weighted Average Exercise Price (in dollars per share)			$ 10.39
$ 11.28 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)			$ 11.28
Number of Outstanding Options (in shares)			16,836
Weighted Average Remaining Contractual Term			3 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)			$ 11.28